Revenue - Contract Liability (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue
Opening Balance	¥ 65,264	¥ 24,748
Net increase	(1,587)	40,516
Ending Balance	¥ 63,677	¥ 65,264